share-based compensation - TELUS International (Cda) Inc. share options (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2024 Options EquityInstruments $ / shares	Jun. 30, 2024 Options EquityInstruments $ / shares $ / shares	Jun. 30, 2024 Options EquityInstruments $ / shares	Jun. 30, 2024 Options EquityInstruments $ / shares $ / shares	Jun. 30, 2024 EquityInstruments Options $ / shares
Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Number of share options outstanding, beginning of period | Options	2,452,934	2,452,934	2,536,783	2,536,783
Number of share options forfeited | Options	0	0	(83,849)	(83,849)
Number of share options outstanding, end of period | Options	2,452,934	2,452,934	2,452,934	2,452,934
Number of options exercisable | Options	2,363,846	2,363,846	2,363,846	2,363,846	2,363,846
Weighted average share price of options outstanding, beginning of period		$ 9.89		$ 10.39
Weighted average share price of options forfeited				25.00
Weighted average share price of options outstanding, end of period		$ 9.89		$ 9.89
Weighted average share option price, exercisable					$ 9.32
TELUS International (Cda) Inc. subordinated voting share options - priced between US$4.87 and US$8.95 share-based compensation
Number of share options outstanding, end of period | Options	2,096,582	2,096,582	2,096,582	2,096,582
Weighted average remaining contractual life (years)			2 years 6 months	2 years 6 months
TELUS International (Cda) Inc. subordinated voting share options - priced at US$25.00 share-based compensation
Weighted average share option price, exercisable					$ 25.00
Weighted average remaining contractual life (years)			6 years 8 months 12 days	6 years 8 months 12 days
TELUS share options
share-based compensation
Number of share options outstanding, beginning of period | EquityInstruments	1,690,001	1,690,001	1,778,901	1,778,901
Number of share options forfeited | EquityInstruments	(62,700)	(62,700)	(93,400)	(93,400)
Number of share options outstanding, end of period | EquityInstruments	1,621,301	1,621,301	1,621,301	1,621,301
Number of options exercisable | EquityInstruments	1,621,001	1,621,001	1,621,001	1,621,001	1,621,001
Weighted average share price of options outstanding, beginning of period	$ 22.38		$ 22.35
Weighted average share price of options forfeited	21.79		21.97
Weighted average share price of options outstanding, end of period	22.41		22.41
Weighted average share option price, exercisable	$ 22.41	$ 22.41	$ 22.41	$ 22.41
Weighted average remaining contractual life (years)			3 years	3 years
Minimum | TELUS International (Cda) Inc. share options
share-based compensation
Variable payout (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum | TELUS International (Cda) Inc. subordinated voting share options - priced between US$4.87 and US$8.95 share-based compensation
Option price					$ 4.87
Maximum | TELUS International (Cda) Inc. share options
share-based compensation
Exercise period			10 years	10 years
Variable payout (as a percent)	100.00%	100.00%	100.00%	100.00%	100.00%
Maximum | TELUS International (Cda) Inc. subordinated voting share options - priced between US$4.87 and US$8.95 share-based compensation
Option price					$ 8.95